Pioneer Disciplined Value Fund
Schedule of Investments  |  May 31, 2022

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  5/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 1.0%
148,826	Spirit AeroSystems Holdings, Inc., Class A	$ 4,676,113
	Total Aerospace & Defense	$4,676,113
	Air Freight & Logistics — 1.9%
40,693	FedEx Corp.	$ 9,138,834
	Total Air Freight & Logistics	$9,138,834
	Auto Components — 0.9%
102,345	BorgWarner, Inc.	$ 4,126,550
	Total Auto Components	$4,126,550
	Automobiles — 1.4%
169,584(a)	General Motors Co.	$ 6,559,509
	Total Automobiles	$6,559,509
	Banks — 10.8%
98,699	Citizens Financial Group, Inc.	$ 4,084,165
99,435	JPMorgan Chase & Co.	13,148,290
31,187	Signature Bank/New York NY	6,744,812
173,357	US Bancorp	9,200,056
309,111	Wells Fargo & Co.	14,148,010
73,243	Zions Bancorp N.A.	4,177,781
	Total Banks	$51,503,114
	Beverages — 4.9%
245,461	Coca-Cola Co.	$ 15,557,318
31,693	Constellation Brands, Inc., Class A	7,779,681
	Total Beverages	$23,336,999
	Biotechnology — 3.1%
102,382	AbbVie, Inc.	$ 15,088,035
	Total Biotechnology	$15,088,035
	Capital Markets — 0.7%
25,768	Affiliated Managers Group, Inc.	$ 3,443,120
	Total Capital Markets	$3,443,120
	Chemicals — 2.5%
41,261	FMC Corp.	$ 5,057,773
51,580	International Flavors & Fragrances, Inc.	6,817,329
	Total Chemicals	$11,875,102
	Diversified Telecommunication Services — 3.7%
839,871	AT&T, Inc.	$ 17,880,854
	Total Diversified Telecommunication Services	$17,880,854
1Pioneer Disciplined Value Fund |  | 5/31/22

Shares		Value
	Electric Utilities — 3.3%
154,184	American Electric Power Co., Inc.	$ 15,731,394
	Total Electric Utilities	$15,731,394
	Electronic Equipment, Instruments & Components — 0.4%
51,357	National Instruments Corp.	$ 1,813,929
	Total Electronic Equipment, Instruments & Components	$1,813,929
	Energy Equipment & Services — 1.5%
65,699	Baker Hughes Co.	$ 2,363,850
102,499	Schlumberger NV	4,710,854
	Total Energy Equipment & Services	$7,074,704
	Entertainment — 0.8%
203,179(a)	Warner Bros Discovery, Inc.	$ 3,748,653
	Total Entertainment	$3,748,653
	Equity Real Estate Investment Trusts (REITs) — 2.8%
56,657	Digital Realty Trust, Inc.	$ 7,908,751
265,392	Outfront Media, Inc.	5,475,037
	Total Equity Real Estate Investment Trusts (REITs)	$13,383,788
	Food Products — 2.3%
174,406	Mondelez International, Inc., Class A	$ 11,085,245
	Total Food Products	$11,085,245
	Health Care Equipment & Supplies — 2.8%
142,466(a)	Boston Scientific Corp.	$ 5,842,531
75,440	Medtronic Plc	7,555,316
	Total Health Care Equipment & Supplies	$13,397,847
	Health Care Providers & Services — 3.7%
25,472	Anthem, Inc.	$ 12,980,786
81,723	Cardinal Health, Inc.	4,602,639
	Total Health Care Providers & Services	$17,583,425
	Hotels, Restaurants & Leisure — 4.4%
1,039(a)	Booking Holdings, Inc.	$ 2,331,059
55,204	Darden Restaurants, Inc.	6,900,500
231,425	International Game Technology Plc	4,957,123
134,953(a)	Las Vegas Sands Corp.	4,785,433
26,163	Starbucks Corp.	2,053,796
	Total Hotels, Restaurants & Leisure	$21,027,911
Pioneer Disciplined Value Fund |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Shares		Value
	Household Products — 2.2%
71,752	Procter & Gamble Co.	$ 10,610,686
	Total Household Products	$10,610,686
	Insurance — 3.4%
136,118	Progressive Corp.	$ 16,249,767
	Total Insurance	$16,249,767
	IT Services — 2.4%
63,123	Cognizant Technology Solutions Corp., Class A	$ 4,715,288
47,615	International Business Machines Corp.	6,610,867
	Total IT Services	$11,326,155
	Life Sciences Tools & Services — 1.1%
73,181(a)	Syneos Health, Inc.	$ 5,407,344
	Total Life Sciences Tools & Services	$5,407,344
	Machinery — 4.7%
53,643	AGCO Corp.	$ 6,873,278
47,078	Caterpillar, Inc.	10,161,786
45,550	Stanley Black & Decker, Inc.	5,406,329
	Total Machinery	$22,441,393
	Media — 2.5%
267,422	Comcast Corp., Class A	$ 11,841,446
	Total Media	$11,841,446
	Metals & Mining — 3.7%
121,399	Alcoa Corp.	$ 7,492,747
244,341	Teck Resources, Ltd., Class B	10,149,925
	Total Metals & Mining	$17,642,672
	Multiline Retail — 1.7%
36,857	Dollar General Corp.	$ 8,121,071
	Total Multiline Retail	$8,121,071
	Multi-Utilities — 2.2%
127,057	Dominion Energy, Inc.	$ 10,700,741
	Total Multi-Utilities	$10,700,741
	Oil, Gas & Consumable Fuels — 9.3%
166,693	Coterra Energy, Inc.	$ 5,722,571
426,182	Energy Transfer LP	4,969,282
210,945	Exxon Mobil Corp.	20,250,720
32,415	Pioneer Natural Resources Co.	9,009,425
78,892	Shell Plc (A.D.R.)	4,671,984
	Total Oil, Gas & Consumable Fuels	$44,623,982
3Pioneer Disciplined Value Fund |  | 5/31/22

Shares		Value
	Pharmaceuticals — 7.1%
110,302	Merck KGaA (A.D.R.)	$ 4,160,591
177,023	Organon & Co.	6,719,793
431,661	Pfizer, Inc.	22,895,300
	Total Pharmaceuticals	$33,775,684
	Semiconductors & Semiconductor Equipment — 2.8%
122,142	Micron Technology, Inc.	$ 9,018,965
34,768	MKS Instruments, Inc.	4,293,848
	Total Semiconductors & Semiconductor Equipment	$13,312,813
	Specialty Retail — 0.8%
45,299	Ross Stores, Inc.	$ 3,851,321
	Total Specialty Retail	$3,851,321
	Technology Hardware, Storage & Peripherals — 1.9%
592,875	Hewlett Packard Enterprise Co.	$ 9,248,850
	Total Technology Hardware, Storage & Peripherals	$9,248,850
	Trading Companies & Distributors — 0.4%
42,250(a)	AerCap Holdings NV	$ 2,088,840
	Total Trading Companies & Distributors	$2,088,840
	Total Common Stocks (Cost $450,655,886)	$473,717,891

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
3,459,307(b)	Dreyfus Government Cash Management, Institutional Shares, 0.70%	$ 3,459,307
		$3,459,307
	TOTAL SHORT TERM INVESTMENTS (Cost $3,459,307)	$3,459,307
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $454,115,193)	$477,177,198
	OTHER ASSETS AND LIABILITIES — 0.2%	$1,133,779
	net assets — 100.0%	$478,310,977

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2022.
Pioneer Disciplined Value Fund |  | 5/31/224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$473,717,891	$—	$—	$473,717,891
Open-End Fund	3,459,307	—	—	3,459,307
Total Investments in Securities	$477,177,198	$—	$—	$477,177,198
During the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund |  | 5/31/22